Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-38265
Entity Registrant Name	nVent Electric plc
Entity Central Index Key	0001720635
Entity Tax Identification Number	98-1391970
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	The Mille
Entity Address, Address Line Two	1000 Great West Road
Entity Address, Address Line Three	8th Floor (East)
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	TW8 9DW
City Area Code	44-20
Local Phone Number	3966-0279
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	NVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false